Revenue Recognition (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue	$ 284,375
Taxes on income	7,071	$ 6,331	$ 3,949
Net income	24,776	17,914	16,708
Net income attributable to Magic Software Enterprises' shareholders	$ 19,883	$ 15,442	$ 14,169
Basic and diluted earnings per share	$ 0.39	$ 0.35	$ 0.27
Trade receivables (net of allowance for doubtful accounts)	$ 90,274	$ 82,051
Other accounts receivable and prepaid expenses	7,029	8,643
Other long-term receivables	6,363	2,015
Accrued expenses and other accounts payable	24,458	27,789
Total equity attributable to Magic Software Enterprises' shareholders	243,956	$ 210,281
Before adoption ASC 606 [Member]
Revenue	282,263
Taxes on income	6,809
Net income	22,926
Net income attributable to Magic Software Enterprises' shareholders	$ 18,033
Basic and diluted earnings per share	$ 0.35
Trade receivables (net of allowance for doubtful accounts)	$ 87,853
Other accounts receivable and prepaid expenses	8,984
Other long-term receivables	4,717
Accrued expenses and other accounts payable	24,196
Total equity attributable to Magic Software Enterprises' shareholders	242,106
Effect of change higher/(lower) [Member]
Revenue	2,112
Taxes on income	262
Net income	1,850
Net income attributable to Magic Software Enterprises' shareholders	$ 1,850
Basic and diluted earnings per share	$ 0.04
Trade receivables (net of allowance for doubtful accounts)	$ 2,421
Other accounts receivable and prepaid expenses	(1,955)
Other long-term receivables	1,646
Accrued expenses and other accounts payable	262
Total equity attributable to Magic Software Enterprises' shareholders	$ 1,850